CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities:
Net income/(loss)	$ (42,811)	¥ (279,342)	¥ (25,911)	¥ 40,518
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation of property and equipment	850	5,549	4,195	1,585
Amortization of intangible assets	8	49	36	18
Share-based compensation expenses	6,019	39,277	91,171	5,111
Non-cash operating lease expense	2,346	15,306
Allowance for doubtful accounts	19,479	127,100	10,004	2,570
Losses from disposal of property, equipment and software	16	103
Exchange (gains) /losses	16	104	40	(275)
Goodwill impairment	214	1,400
Property and equipment impairment	1,224	7,987
Fair value changes of short-term investments	(73)	(474)	(1,837)	(3,498)
Share of loss from equity method investments	3,602	23,502		2,794
Disposal gain on a subsidiary			(11,454)
Rental, interest and payroll expense contributed by a shareholder			242	1,298
Content cost contributed by a non-controlling shareholder				1,011
Deferred income tax	520	3,391	(3,085)	(252)
Changes in operating assets and liabilities:
Accounts receivable	16,577	108,162	(365,770)	(121,538)
Receivables due from related parties	692	4,517	6,403	(8,727)
Prepayments and other current assets	3,626	23,657	(34,522)	(6,950)
Accounts payable	(11,272)	(73,551)	119,135	9,779
Salary and welfare payables	(791)	(5,163)	14,561	24,619
Taxes payable	(2,533)	(16,525)	18,428	7,421
Deferred revenue	1,638	10,688	3,934	681
Amounts due to related parties	84	548	(1,979)	1,181
Accrued liabilities and other payables	296	1,946	17,472	(2,944)
Operating lease liabilities	(2,352)	(15,351)
Net cash used in operating activities	(2,625)	(17,125)	(158,937)	(45,598)
Cash flows from investing activities:
Purchase of property and equipment	(335)	(2,186)	(4,639)	(16,402)
Purchase of intangible assets	(25)	(164)	(137)	(273)
Purchase of short-term investments	(94,092)	(613,952)	(817,450)	(544,601)
Proceeds from maturities of short-term investments	84,666	552,444	878,376	504,982
Placement of time deposits	(20,833)	(135,934)
Withdraw of time deposits	20,833	135,934
Cash consideration paid for purchase of subsidiaries, net of cash acquired	(66)	(431)
Investment in equity method investment			(42,417)
Net cash paid upon disposal of a subsidiary			(4,005)
Cash received from disposal of a equity investee			157
Net cash (used in)/provided by investing activities	(9,852)	(64,289)	9,885	(56,294)
Cash flows from financing activities:
Proceeds from initial public offering, net of issuance costs	(3,314)	(21,617)	109,045
Proceeds from employee options exercised	1	8
Proceeds from loans provided by a third party			8,266
Repayments of loans provided by a third party			(8,483)
Repayments of loans provided by a shareholder				(979)
Proceeds from issuance of Series C1 preferred shares				100,000
Proceeds from issuance of Series D preferred shares, net of issuance cost			169,750
Share repurchase	(1,800)	(11,748)	(2,333)
Cash paid to acquire a non-controlling interest			(4,803)
Proceeds from issuance of convertible redeemable preferred shares to non-controlling shareholders				5,695
Capital injection from non-controlling interest shareholders	80	520	6,895
Net cash provided by/(used in) financing activities	(5,033)	(32,837)	278,337	104,716
Effect of exchange rate changes on cash, and cash equivalents held in foreign currencies	(426)	(2,780)	(376)	501
Net increase/(decrease) in cash, cash equivalents and restricted cash	(17,936)	(117,031)	128,909	3,325
Cash, cash equivalents and restricted cash at beginning of the year	27,261	177,877	48,968	45,643
Cash, cash equivalents and restricted cash at end of the year	9,325	60,846	177,877	48,968
Supplemental disclosures of cash flow information:
Cash paid for income taxes, net of tax refund	(2,080)	(13,570)	(17,538)	(11,944)
Cash paid for interest expense			(78)	(92)
Supplemental schedule of non-cash investing and financing activities:
Property and equipment purchases financed by other payable	$ 17	¥ 111	122	123
Rental, interest and payroll expense contributed by a shareholder			242	1,298
Content cost contributed by a non-controlling shareholder				1,011
Accretions of convertible redeemable preferred shares to redemption value			449,130	120,060
Accretion on redeemable non-controlling interests to redemption value			1,808	¥ 1,025
Re-designation of Series A-1 into Series B-3 convertible redeemable preferred shares			26,787
Re-designation of ordinary shares into Series B-3 convertible redeemable preferred shares			41,196
Re-designation of ordinary shares into Series B-4 convertible redeemable preferred shares			35,822
Re-designation of ordinary shares into Series A-1, A-2, B-1, B-2, B-3, and issuance of Series A-1, A-2, B-1, B-2, B-3 preferred shares			309,984
Re-designation of ordinary shares into Series C-2 convertible redeemable preferred shares			36,977
Re-designation of Preferred Shares into Class A ordinary shares upon initial public offering			1,878,247
Accrued listing expense for the initial public offering			¥ 22,807